Goodwill And Other Intangible Assets (Schedule Of Intangible Assets Gross Carrying Amounts And Accumulated Amortization) (Details) (USD $)	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 361,864,000	$ 355,656,000	$ 330,700,000
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets with indefinite lives	121,800,000	121,800,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	13,500,000	13,500,000
Less: accumulated amortization	13,300,000	13,300,000
Net	200,000	200,000
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	116,700,000	102,400,000
Less: accumulated amortization	57,400,000	49,300,000
Net	59,300,000	53,100,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	61,400,000	61,400,000
Less: accumulated amortization	11,600,000	8,300,000
Net	49,800,000	53,100,000
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	10,300,000	9,700,000
Less: accumulated amortization	9,600,000	8,200,000
Net	$ 700,000	$ 1,500,000